Significant Accounting Policies - Schedule of Obligations Associated with Contingent Guarantee Liabilities After Adoption of ASC 326 (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Provision for credit losses of contingent liabilities of guarantee	¥ 622,438,000	$ 97,674	¥ 2,880,590,000
ASC 326
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Opening balances	1,738,787,000
Provision for credit losses of contingent liabilities of guarantee	622,438,000		2,880,590
Net cash payout	1,432,385,000		3,355,931,000
Ending balances	¥ 928,840,000		1,738,787,000
ASC 326 | Effect Due to the Adoption of ASC 326 (Note 2(g))
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Opening balances			¥ 2,214,128,000
Ending balances